Acquisitions - Sky Gem International Limited - Additional Information (Details) - Sky Gem International Limited - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021
Acquisitions
Equity interest (as a percent)	51.00%	1.00%
Fair value of cash consideration transferred	$ 3,200	$ 3,200